PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7:-PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018

Cost:

Computer, peripheral equipment and software	$95,930	$90,054
Office furniture and equipment	11,989	11,121
Leasehold improvements	6,621	6,188

	114,540	107,363
Accumulated depreciation:

Computer, peripheral equipment and software	78,711	72,236
Office furniture and equipment	8,677	7,710
Leasehold improvements	4,181	3,740

	91,569	83,686

Property and equipment, net	$22,971	$23,677

Depreciation expenses for the years ended December 31, 2019, 2018 and 2017 were $8,912, $8,834 and $10,001, respectively.